Debentures and Long-term Loans from Financial Institutions (Tables)	12 Months Ended
Dec. 31, 2017
Borrowings [abstract]
Schedule of Debentures
	December 31,
	2016	2017
	NIS millions	NIS millions
Non- current liabilities
Debentures	2,866	2,360
Long-term loans from financial institutions	340	462
	3,206	2,822
Current liabilities
Current maturities of debentures	863	540
Current maturities of loans from financial institutions	-	78
	863	618

Schedule of Terms and Debt Repayment of Debentures
The terms and repayment schedule of the Company's debentures are as follows*:

				December 31, 2016		December 31, 2017
				NIS millions		NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Debentures (Series B) - linked to the Israeli CPI	NIS	5.30%	until 2017	185	220	-	-
Debentures (Series D) - linked to the Israeli CPI	NIS	5.19%	until 2017	299	349	-	-
Debentures (Series E) - unlinked	NIS	6.25%	until 2017	164	164	-	-
Debentures (Series F)** - linked to the Israeli CPI	NIS	4.60%	2017-2020	715	731	643	659
Debentures (Series G)** - unlinked	NIS	6.99%	2017-2019	285	285	228	228
Debentures (Series H) - linked to the Israeli CPI	NIS	1.98%	2018-2024	950	824	950	849
Debentures (Series I) - unlinked	NIS	4.14%	2018-2025	804	753	804	761
Debentures (Series J) - linked to the Israeli CPI	NIS	2.45%	2021-2026	103	102	103	102
Debentures (Series K) - unlinked	NIS	3.55%	2021-2026	304	301	304	301
Total Debentures				3,809	3,729	3,032	2,900

*    In January 2018, after the end of the reporting period, the Company repaid interest and principal of debentures in a total sum of approximately NIS 418 million.

**  In June 2013, the Company's rating was updated from an "ilAA-/negative" to an “ilA+/stable” rating, in relation to the Company's debentures traded on the Tel Aviv Stock Exchange. Following this update of rating and since this was the second downgrade in the Debentures' rating since their issuance, the annual interest rate that the Company pays for its Series F and G debentures has been increased by 0.25% to 4.60% and 6.99%, respectively, beginning July 5, 2013.

Schedule of Terms and Conditions of Long-term Loans From Financial Institutions
The terms and repayment schedule of the Company's long-term loans are as follows:

				December 31, 2016		December 31, 2017
				NIS millions		NIS millions
	Currency	Nominal interest rate	Year of maturity	Face value	Carrying amount	Face value	Carrying amount

Loan from financial institution	NIS	4.60%	2018-2021	200	200	200	200
Loan from financial institution*	NIS	5.10%	2019-2022	-	-	200	200
Loan from bank	NIS	4.90%	2018-2022	140	140	140	140
Total loans				340	340	540	540

* According to a loan agreement entered by the Company and two Israeli financial institutions in May 2015, in June 30, 2017, the second loan under the agreement in a principal amount of NIS 200 million was provided to the Company. The loan is without linkage and the principal amount bears an annual fixed interest of 5.1%. The loan's principal amount will be payable in four equal annual payments on June 30 of each of the years 2019 through 2022 (inclusive). The interest will be paid in ten semi-annual installments on June 30 and December 31, of each calendar year commencing December 31, 2017 through and including June 30, 2022.

Schedule of Movement in Liabilities Deriving From Financing Activities
Movement in liabilities deriving from financing activities

	Loans	Debentures	Derivatives	Interest payable	Put options to non-controlling interests	Total
	NIS millions
Balance as at January 1, 2017	(340)	(3,729)	(17)	(86)	(11)	(4,183)
Changes from financing cash flows
Cash received	(200)	-	-	-	-	(200)
Cash paid	-	864	3	175	1	1,043

Total net financing cash flows	(540)	(2,865)	(14)	89	(10)	(3,340)

Linkage expenses to CPI	-	(3)	-	-	-	(3)

Changes in fair value	-	-	(3)	-	-	(3)

Discount amortization	-	(32)	-	-	-	(32)

Interest expenses	-	-	-	(143)	(1)	(144)

Balance as at December 31, 2017	(540)	(2,900)	(17)	(54)	(11)	(3,522)